Condensed Balance Sheets (Unaudited) - USD ($)	Apr. 30, 2023	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 164,056	$ 374,091	$ 256,534	$ 104,707
Accounts receivable	267,651	212,323	133,703	33,868
Due from related parties	482,550	510,468	158,883	1,184
Loan receivable	12,500	12,500	12,500	12,500
Total Current Assets	926,757	1,109,382	561,620	152,259
Operating lease right of use asset	210,454
Property and equipment, net	35,396	41,872	67,775	67,775
Total other assets	245,850	196,872	67,775	222,775
Total Assets	1,172,607	1,306,254	629,395	375,034
Current Liabilities:
Accounts payable and accruals	48,888	82,131	48,614	45,994
Loan payable		147,707		149,900
Operating lease liability – current portion	37,618
Total Current Liabilities	362,215	229,838	276,163	195,894
Long Term Liabilities:
Operating lease liability – net of current portion	173,084
Deferred lease obligation	1,007
Long Term Liabilities:	174,091
Total Liabilities	536,306		276,163
Stockholders’ Equity (Deficit):
Preferred stock, value
Common stock, $0.00001 par value, 480,000,000 shares authorized; 99,345,935 and 10,133,284 shares issued and outstanding, respectively	993		101
Additional paid in capital	2,754,581		418,802
Total stockholders’ equity	636,301		353,232
Members Equity
Members contribution		616,306		616,306
Accumulated deficit	(2,119,273)	460,110	(65,671)	(437,166)
Total Members Equity		1,076,416		179,140
Total Liabilities and Stockholders’ Equity	1,172,607	1,306,254	629,395	375,034
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, value
Related Party [Member]
Current Assets:
Related party loan		$ 155,000		$ 155,000
Current Liabilities:
Loan payable	125,709		77,649
Nonrelated Party [Member]
Current Liabilities:
Loan payable	$ 150,000		$ 149,900